Fees Summary	May 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,147,000
Previously Paid Amount	0.00
Total Fee Amount	175.61
Total Offset Amount	0.00
Net Fee	175.61
Narrative - Max Aggregate Offering Price	$ 1,147,000
Final Prospectus	true